Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Long-term Debt
The terms, rates, amounts due on maturity and carrying amounts of the Company's outstanding senior guaranteed notes are detailed below:

Principal ($ millions)	Coupon Rate	Principal Due on Maturity (1) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
					2018	2017
US$31.0	4.58%	—	October 14 and April 14	April 14, 2018	—	38.8
US$20.0	2.65%	—	December 12 and June 12	June 12, 2018	—	25.0
Cdn$7.0	4.29%	7.0	November 22 and May 22	May 22, 2019	7.0	7.0
US$68.0	3.39%	66.7	November 22 and May 22	May 22, 2019	92.8	85.1
US$155.0	6.03%	158.3	September 24 and March 24	March 24, 2020	211.5	194.0
Cdn$50.0	5.53%	50.0	October 14 and April 14	April 14, 2021	50.0	50.0
US$82.0	5.13%	79.0	October 14 and April 14	April 14, 2021	111.9	102.7
US$52.5	3.29%	56.3	December 20 and June 20	June 20, 2021	71.6	65.7
Cdn$25.0	4.76%	25.0	November 22 and May 22	May 22, 2022	25.0	25.0
US$200.0	4.00%	199.1	November 22 and May 22	May 22, 2022	272.9	250.4
US$61.5	4.12%	80.3	October 11 and April 11	April 11, 2023	83.9	—
Cdn$80.0	3.58%	80.0	October 11 and April 11	April 11, 2023	80.0	—
Cdn$10.0	4.11%	10.0	December 12 and June 12	June 12, 2023	10.0	10.0
US$270.0	3.78%	274.7	December 12 and June 12	June 12, 2023	368.4	338.0
Cdn$40.0	3.85%	40.0	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	December 20 and June 20	June 20, 2024	351.4	322.4
US$82.0	4.30%	107.0	October 11 and April 11	April 11, 2025	111.9	—
Cdn$65.0	3.94%	65.0	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	291.1	October 22 and April 22	April 22, 2025	313.9	287.9
US$20.0	4.18%	25.3	October 22 and April 22	April 22, 2027	27.4	25.0
Senior guaranteed notes		1,891.2			2,294.6	1,932.0
Senior guaranteed notes due within one year					99.8	63.8
Senior guaranteed notes due beyond one year					2,194.8	1,868.2

(1)
Includes underlying derivatives which manage the Company's foreign exchange exposure on its US dollar senior guaranteed notes. The Company considers this to be the economic amount due at maturity instead of the financial statement carrying amount.

The following table reconciles long-term debt:

($ millions)	2018	2017
Bank debt	1,982.1	2,179.0
Senior guaranteed notes (1)	2,294.6	1,932.0
Long-term debt	4,276.7	4,111.0
Long-term debt due within one year	99.8	63.8
Long-term debt due beyond one year	4,176.9	4,047.2

(1)
The Company entered into cross currency swaps and a foreign exchange swap concurrent with the issuance of the US dollar senior guaranteed notes to fix the US dollar amount of the notes for the purpose of principal repayment at Canadian dollar notional amounts. At December 31, 2018, the total notional principal due on the maturity of the senior guaranteed notes was $1.89 billion (December 31, 2017 - $1.67 billion) of which $73.7 million (December 31, 2017 - $50.3 million) was due within one year.